Subsequent Events (Details Narrative) - USD ($)					6 Months Ended
	Aug. 11, 2023	Aug. 03, 2023	Jul. 24, 2023	Feb. 28, 2023	Jun. 30, 2023	Oct. 04, 2023
Subsequent Event [Line Items]
Purchase of ordinary shares				2,884,500
Net proceeds				$ 4,522,314
Purchaser 4 [Member]
Subsequent Event [Line Items]
Net proceeds					$ 2,220,000
Subsequent Event [Member] | Purchaser 4 [Member]
Subsequent Event [Line Items]
Convertible note						$ 2,220,000
Securities Purchase Agreement 1 [Member] | Subsequent Event [Member] | Purchaser 1 [Member]
Subsequent Event [Line Items]
Purchase of ordinary shares			88,105,727
Net proceeds			$ 30,000,000
Securities Purchase Agreement 2 [Member] | Subsequent Event [Member] | Purchaser 2 [Member]
Subsequent Event [Line Items]
Purchase of ordinary shares		44,117,648
Net proceeds		$ 15,000,000
Securities Purchase Agreement 3 [Member] | Subsequent Event [Member] | Buyer [Member] | Hong Kong, Dollars
Subsequent Event [Line Items]
Equity interest	$ 10,000